Leases - Detailed Information About In Right Of Use Assets (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Right-of-use assets [line items]
Right-of-use assets at beginning of period
Charge for the year	1,197
Right-of-use assets at end of period	3,520
IFRS 16 [Member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	2,555
Cost [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	2,555
Additions	2,263
Deductions	(130)
Right-of-use assets at end of period	4,688
Accumulated depreciation [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	0
Charge for the year	(1,197)
Deductions	29
Right-of-use assets at end of period	(1,168)
Impairment [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	0
Charge for the year	0
Deductions	0
Right-of-use assets at end of period	0
Buildings [member]
Right-of-use assets [line items]
Right-of-use assets at end of period	3,519
Buildings [member] | IFRS 16 [Member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	2,554
Buildings [member] | Cost [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	2,554
Additions	2,262
Deductions	(130)
Right-of-use assets at end of period	4,686
Buildings [member] | Accumulated depreciation [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	0
Charge for the year	(1,196)
Deductions	29
Right-of-use assets at end of period	(1,167)
Buildings [member] | Impairment [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	0
Charge for the year	0
Deductions	0
Right-of-use assets at end of period	0
Other assets [member]
Right-of-use assets [line items]
Right-of-use assets at end of period	1
Other assets [member] | IFRS 16 [Member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	1
Other assets [member] | Cost [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	1
Additions	1
Deductions	0
Right-of-use assets at end of period	2
Other assets [member] | Accumulated depreciation [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	0
Charge for the year	(1)
Deductions	0
Right-of-use assets at end of period	(1)
Other assets [member] | Impairment [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	0
Charge for the year	0
Deductions	0
Right-of-use assets at end of period	¥ 0